Employee benefits (Details 6)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits [Line Items]
Actuarial assumption of discount rates	5.67%		3.65%	3.68%
Voluntary retirement rate [Abstract]
Actuarial assumption of expected rates of salary increases	3.00%	3.00%	3.00%
Retirement age [Abstract]
Mortality rate	RV - 2014	RV - 2014	RV - 2014
Men [Member]
Voluntary retirement rate [Abstract]
Actuarial assumption voluntary retirement rate	6.49%	6.49%	6.49%
Retirement age [Abstract]
Actuarial assumption of retirement age	65 years	65 years	65 years
Women [Member]
Voluntary retirement rate [Abstract]
Actuarial assumption voluntary retirement rate	6.49%	6.49%	6.49%
Retirement age [Abstract]
Actuarial assumption of retirement age	60 years	60 years	60 years